Deposits - Schedule of Maturities of Certificates of Deposit (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Banking And Thrift [Abstract]
One year or less	$ 287,294	$ 321,254
After one to two years	130,439	141,160
After two to three years	49,032	58,527
After three to four years	18,408	6,298
After four years to five years	38,382	13,318
Thereafter	15,281	24,724
Time Deposits, Total	$ 538,836	$ 565,281